Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Bank Borrowings [Abstract]
Schedule of Bank Borrowings
	As of December 31,
	2022	2023
	RMB	RMB

Short-term bank borrowings	54,830,623	19,500,000
	As of December 31,
	2022	2023
	RMB	RMB

Long-term bank borrowings	3,691,564	7,512,629
Less: Current portion of long-term bank borrowings	(2,020,480)	(1,993,168)

Long-term borrowings, excluding current portion	1,671,084	5,519,461

Schedule of Long-Term Bank Borrowings	The aggregate maturities of the above long-term bank borrowings for each year subsequent to December 31, 2023 are as follows:
For the Years Ending December 31,	RMB

2024	1,993,168
2025	1,275,587
2026	703,499
2027	703,499
2028	703,499
2029 and thereafter	2,133,377
Total	7,512,629